Restricted Stock Plan	12 Months Ended
Dec. 31, 2018
Stock Option And Restricted Stock Plans Abstract [Abstract]
Stock Option and Restricted Stock Plans
Note 14:	Restricted Stock Plan

During 2018, the Company’s stockholders authorized the adoption of the United Bancorp, Inc. 2018 Stock Incentive Plan (the “2018 Plan”). No more than 500,000 shares of the Company’s common stock may be issued under the 2018 Plan. As of December 31, 2018, no shares have been issued under this plan. The shares that may be issued can be authorized but unissued shares or treasury shares. The 2018 Plan permits the grant of incentive awards in the form of options, stock appreciation rights, restricted share and share unit awards, and performance share awards. The 2018 Plan contains annual limits on certain types of awards to individual participants. In any calendar year, no participant may be granted awards covering more than 25,000 shares.

During 2008, the Company’s stockholders authorized the adoption of the United Bancorp, Inc. 2008 Stock Incentive Plan (the “2008 Plan”). No more than 500,000 shares of the Company’s common stock may be issued under the 2008 Plan. The shares that may be issued can be authorized but unissued shares or treasury shares. The 2008 Plan permits the grant of incentive awards in the form of options, stock appreciation rights, restricted share and share unit awards, and performance share awards. The 2008 Plan contains annual limits on certain types of awards to individual participants. In any calendar year, no participant may be granted awards covering more than 25,000 shares. As of December 31, 2018, no additional shares can be awarded under the 2008 Plan.

The Company believes that such awards better align the interests of its employees with those of its stockholders. Stock options are generally granted with an exercise price, and restricted stock awards are valued, equal to the market price of the Company’s stock at the date of grant; stock option awards generally vest within 9.25 years of continuous service and have a 9.5 year contractual term. Restricted stock awards generally vest over a 9.5 year contractual term, or over the period to retirement, whichever is shorter. Restricted stock awards have no post-vesting restrictions. Restricted stock awards provide for accelerated vesting if there is a change in control (as defined in the Plans).

A summary of the status of the Company’s nonvested restricted shares as of December 31, 2018, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Grant-Date Fair Value

Nonvested, beginning of year	175,000	$8.95
Granted	125,000	12.02
Vested	—	—
Forfeited	—	—
Nonvested, end of year	300,000	$10.23

Total compensation cost recognized in the income statement for share-based payment arrangements during the years ended December 31, 2018 and 2017 was $287,000 and $163,000, respectively.

The recognized tax benefits related thereto were $60,000 and $55,000, for the years ended December 31, 2018 and 2017, respectively.

As of December 31, 2018 and 2017, there was $1,917,544 and $728,000, respectively, of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 5.9 years.